Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pre- tax
Other comprehensive (loss) income	$ (992)	$ 370	$ 837
Tax
Other comprehensive (loss) income	208	(78)	(175)
After- tax
Other comprehensive (loss) income, after-tax	(784)	292	662
Accumulated Net Investment Gain (Loss)
Pre- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	(520)	405	878
Less: reclassification adjustment of net gains and losses on investments and derivatives	476	48	19
Other comprehensive (loss) income	(996)	357	859
Tax
Unrealized net holding gains and losses arising during the period, net of related offsets	109	(85)	(184)
Less: reclassification adjustment of net gains and losses on investments and derivatives	(100)	(10)	(4)
Other comprehensive (loss) income	209	(75)	(180)
After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	(411)	320	694
Less: reclassification adjustment of net gains and losses on investments and derivatives	376	38	15
Other comprehensive (loss) income, after-tax	(787)	282	679
Accumulated Foreign Currency Adjustment
Pre- tax
Other comprehensive (loss) income	4	13	(22)
Tax
Other comprehensive (loss) income	(1)	(3)	5
After- tax
Other comprehensive (loss) income, after-tax	$ 3	$ 10	$ (17)